Income Taxes - Income Taxes Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Excess tax deductions related to share-based payments	$ (1,062)	$ (729)	$ (998)
Excess tax deductions related to share-based payments	(877)	(1,640)	807
Total income tax recognized directly in equity	$ (1,939)	$ (2,369)	$ (191)